UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Investors Trust

9.30.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 61.10%					$149,742,172

(Cost $149,941,500)

Aerospace & Defense 0.08%					194,500

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375	10-15-15	BB+	200	194,500

Agricultural Products 0.19%					473,750

Cosan SA Industria e Comercio,
Gtd Sr Perpetual Bond (Brazil) (S)	8.250	02-15-49	BB	500	473,750

Airlines 0.43%					1,059,836

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A-	392	398,642
Pass Thru Ctf Ser 2000-2 Class B	8.307	10-02-19	BB-	398	386,478
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	281	274,716

Broadcasting & Cable TV 1.96%					4,811,750

Charter Communications Holdings II, LLC/Charter
Communications Holdings II, Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	2,000	2,040,000
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,000	1,055,000
Videotron Ltee,
Gtd Sr Note (Canada)	6.375	12-15-15	B+	300	284,250
XM Satellite Radio Holdings, Inc.,
Gtd Sr Note	9.750	05-01-14	CCC	1,500	1,432,500

Casinos & Gaming 4.09%					10,017,974

Chukchansi Economic Development Auth,
Sr Note (S)	8.000	11-15-13	BB-	440	451,550
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B	500	475,000
Jacobs Entertainment, Inc.,
Sr Note (S)	9.750	06-15-14	B-	1,000	990,000
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,000	997,500
Majestic Star Casino LLC/Majestic Star Casino
Capital II LLC,
Sr Note	9.750	01-15-11	CCC+	1,000	973,750
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	275	264,476
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B+	1,000	995,000

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B		9.750	04-01-10	B+	800	842,000
Sr Sub Note (S)		9.000	06-01-12	B-	350	351,750
Pokagon Gaming Auth,
Sr Note (S)		10.375	06-15-14	B	500	533,125
Seneca Gaming Corp.,
Sr Note		7.250	05-01-12	BB-	1,000	1,000,000
Trump Entertainment Resorts, Inc.,
Gtd Sec Note		8.500	06-01-15	B-	1,000	956,250
Waterford Gaming LLC,
Sr Note (S)		8.625	09-15-12	BB-	1,123	1,187,573

Commodity Chemicals 0.46%						1,119,241

Lyondell Chemical Co.,
Gtd Sec Note		9.500	12-15-08	BB	591	607,991
Gtd Sr Sub Note		10.875	05-01-09	B	500	511,250

Construction & Farm Machinery & Heavy Trucks	0.20%					492,500

Manitowoc Co., Inc. (The),
Gtd Sr Note		7.125	11-01-13	BB-	500	492,500

Consumer Finance 1.05%						2,570,561

Ford Motor Credit Co.,
Note		7.375	10-28-09	BBB-	1,925	1,870,723
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)		5.911	11-30-35	BBB+	700	699,838

Diversified Banks 1.61%						3,955,067

Bank of New York,
Cap Security (S)		7.780	12-01-26	A-	620	645,895
Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32
then variable) (United
Kingdom) (S)		6.860	09-29-49	A+	1,595	1,706,725
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable)
(Japan) (S)		5.506	12-01-49	Baa1	905	867,703
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to
09-30-31 then variable) (United
Kingdom)		7.648	08-29-49	A	630	734,744

Diversified Chemicals 0.81%						1,994,100

NOVA Chemicals Corp.,
Med Term Note (Canada)		7.400	04-01-09	BB+	1,955	1,994,100

Diversified Commercial & Professional Services	0.32%					783,875

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)		6.500	02-13-13	A-	750	783,875

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Diversified Financial Services 0.78%					1,920,312

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	915	1,034,353
St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable)
(Australia) (S)	8.485	12-31-49	Baa1	840	885,959

Diversified Metals & Mining 0.39%					961,150

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	6.875	02-01-14	B+	500	493,750
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	480	467,400

Electric Utilities 4.04%					9,904,862

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,182	1,299,774
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	700	805,735
CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB-	748	769,891
Empresa Electrica Guacolda SA,
Sr Sec Note (S)	8.625	04-30-13	BBB-	790	864,762
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	356	348,870
HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	A-	1,175	1,249,343
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	397	413,983
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	315	337,838
MSW Energy Holdings II LLC/MSW Energy Finance
Co., II, Inc.,
Sr Sec Note Ser B	7.375	09-01-10	BB-	750	750,000
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	466	533,836
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	409	400,120
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	1,000	997,981
TXU Corp.,
Sec Bond	7.460	01-01-15	BBB	571	590,392
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	525	542,337

Electronic Equipment Manufacturers 0.32%					781,255

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	745	781,255

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Gas Utilities 0.48%					1,167,607

Energy Transfer Partners,
Gtd Sr Note (G)(L)	5.950	02-01-15	BBB-	1,170	1,167,607

Health Care Facilities 0.77%					1,878,301

Hanger Orthopedic Group, Inc.,
Gtd Sr Note (L)	10.250	06-01-14	CCC+	1,000	1,015,000
Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	855	863,301

Hotels, Resorts & Cruise Lines 0.98%					2,388,611

HRP Myrtle Beach Operations LLC/HRP Myrtle
Beach Operations Capital Corp.,
Sr Sec Floating Rate Note (P)(S)	9.818	04-01-12	B	1,335	1,331,663
Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,050	1,056,948

Industrial Conglomerates 0.25%					615,000

Waste Services, Inc.,
Gtd Sr Sub Note	9.500	04-15-14	CCC	600	615,000

Industrial Machinery 0.88%					2,165,985

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	1,385	1,468,427
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	690	697,558

Integrated Oil & Gas 0.79%					1,926,071

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	565	632,517
Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,293,554

Integrated Telecommunication Services 2.24%					5,499,540

AT&T Corp.,
Gtd Sr Note	8.000	11-15-31	A	490	598,905
BellSouth Corp.,
Deb	6.300	12-15-15	A	999	1,014,006
Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B-	1,000	1,010,000
Intelsat Subsidiary Holding Co., Ltd.,
Gtd Sr Floating Rate Note
(Bermuda) (P)	10.484	01-15-12	B+	450	456,188
Qwest Capital Funding, Inc.,
Gtd Note (L)	7.000	08-03-09	B	1,700	1,708,500
Telefonos de Mexico SA de CV,
Note (Mexico)	5.500	01-27-15	BBB	735	711,941

Investment Banking & Brokerage 0.32%					794,550

Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	750	794,550

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

IT Consulting & Other Services 0.54%					1,331,894

NCR Corp.,
Note	7.125	06-15-09	BBB-	375	386,894
Unisys Corp.,
Sr Note (L)	6.875	03-15-10	BB+	1,000	945,000

Leisure Facilities 0.73%					1,789,919

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	1,065	1,063,669
Cinemark USA, Inc.,
Sr Sub Note (L)	9.000	02-01-13	B-	700	726,250

Life & Health Insurance 0.20%					487,934

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	485	487,934

Metal & Glass Containers 1.11%					2,706,750

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,085	1,139,250
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	512,500
Gtd Sr Sec Note	8.750	11-15-12	BB-	1,000	1,055,000

Multi-Line Insurance 0.21%					517,214

Assurant, Inc.,
Sr Note	6.750	02-15-34	BBB+	490	517,214

Multi-Media 0.48%					1,178,930

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	980	1,083,811
Quebecor Media, Inc.,
Sr Note (Canada)	7.750	03-15-16	B	95	95,119

Multi-Utilities 1.12%					2,751,598

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	525	667,782
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	510,000
Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BB+	1,535	1,573,816

Oil & Gas Drilling 0.62%					1,509,101

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	333	325,351
Gazprom,
Loan Part Note (Germany) (S)	9.625	03-01-13	BB+	1,000	1,183,750

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Oil & Gas Equipment & Services 0.10%					238,750

Grant Prideco, Inc.,
Sr Note Ser B	6.125	08-15-15	BB	250	238,750

Oil & Gas Exploration & Production 0.61%					1,499,397

Pioneer Natural Resources Co.,
Gtd Sr Note	7.200	01-15-28	BB+	1,000	976,897
Plains Exploration & Production Co.,
Sr Note	7.125	06-15-14	BB-	500	522,500

Oil & Gas Refining & Marketing 0.40%					978,509

Enterprise Products Operations LP,
Gtd Sr Note Ser B	5.600	10-15-14	BB+	1,000	978,509

Oil & Gas Storage & Transportation 0.37%					899,325

Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12-15-15	B+	140	142,450
Copano Energy LLC,
Sr Note	8.125	03-01-16	B	250	253,125
MarkWest Energy Partners LP/MarkWest Energy
Finance Corp.,
Sr Note (S)	8.500	07-15-16	B	500	503,750

Packaged Foods & Meats 0.42%					1,026,600

ASG Consolidated, LLC
Sr Disc Note (Zero to 11-1-08,
then 11.50%) (O)	Zero	11-01-11	B-	1,180	1,026,600

Paper Packaging 1.29%					3,163,520

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	1,250	1,318,750
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	859	884,770
Sr Note	8.375	07-01-12	CCC+	1,000	960,000

Paper Products 0.14%					341,266

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	345	341,266

Pharmaceuticals 0.69%					1,682,342

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	1,550	1,682,342

Property & Casualty Insurance 0.54%					1,329,220

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	515	532,644
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	750	796,576

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Publishing 0.17%					422,280

Dex Media West,
Gtd Sr Sub Note	9.875	08-15-13	B	391	422,280

Real Estate Management & Development 1.25%					3,051,724

Chelsea Property Group,
Note	6.000	01-15-13	BBB+	1,040	1,068,297
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	165	179,409
HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	750	744,837
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	830	808,556
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB	250	250,625

Regional Banks 1.51%					3,707,188

Colonial Capital II,
Gtd Cap Security Ser A	8.920	01-15-27	BB	1,029	1,082,090
Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	880	919,104
First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)	7.950	12-01-26	A1	500	520,501
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,130	1,185,493

Residential Real Estate Investment Trust 0.14%					347,364

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	345	347,364

Specialized Finance 1.71%					4,180,562

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	822,855
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.205	02-15-12	Baa3	500	496,415
CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	1,000	960,000
Drummond Co., Inc.,
Sr Note (L) (S)	7.375	02-15-16	BB-	1,000	940,000
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	932	961,292

Steel 0.49%					1,188,000

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	1,200	1,188,000

Thrifts & Mortgage Finance 19.68%					48,237,123

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.354	09-10-47	AAA	905	899,484

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	1,200	1,219,453
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.888	03-20-36	AAA	1,086	1,093,431
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.978	05-20-36	AA	1,764	1,760,146
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.332	04-25-35	AA+	439	434,352
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,469	2,513,710
Bear Stearns Commercial Mortgage Securities,
Inc.,
Mtg Pass Thru Ctf Ser 2005-T20
Class A4A (P)	5.303	10-12-42	Aaa	440	436,672
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	1,096	1,070,231
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	652	638,077
Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.400	07-15-44	AAA	595	592,989
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	285	281,972
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	118	121,066
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	732	730,893
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	608	590,226
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	469	473,573
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	4,428	4,472,012
Countrywide Home Loans Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	3,969	3,921,970
DB Master Finance, LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	1,000	1,021,891
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.233	12-25-34	AA	310	306,781
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.237	05-25-36	AA	249	253,088

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	381,442
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	370	369,499
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	1,667	1,684,311
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	1,220	1,217,958
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.575	08-25-34	AA	1,193	1,172,784
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	4,757	4,826,220
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	468	465,626
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.394	05-25-35	AA	508	501,858
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1
Class 1A4	6.000	12-25-35	AAA	4,476	4,481,579
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,965	1,921,487
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.417	11-12-37	AAA	820	817,842
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.375	11-14-42	AAA	810	806,007
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	1,180	1,169,466
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	1,000	1,025,545
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.362	05-25-35	AA	387	374,906
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	227,966
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	204,425
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	1,000	1,047,844
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	676	682,736
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.674	04-25-35	AA	1,456	1,379,020

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	661	646,585

Utilities Other 0.25%					610,681

Magellan Midstream Partners LP,
Note	6.450	06-01-14	BBB	590	610,681

Wireless Telecommunication Service 2.89%					7,088,583

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,225	1,206,446
Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC	1,000	1,012,500
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	655	653,243
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	1,000	991,250
Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB-	350	363,562
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB+	1,250	1,289,674
Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	B+	500	531,250
Sprint Capital Corp.,
Note	6.900	05-01-19	BBB-	1,000	1,040,658

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 1.23%					$3,015,254

(Cost $3,066,289)

Agricultural Products 0.41%					1,014,454

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	1,014,454

Multi-Utilities 0.42%					1,017,200

Dominion CNG Capital Trust I, 7.80%			BB+	40,000	1,017,200

Real Estate Management & Development 0.40%					983,600

Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	40,000	983,600

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities 36.54%					$89,540,379

(Cost $88,821,385)

Government U.S. 6.43%					15,759,550

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	790	987,068
Bond (L)	6.250	08-15-23	AAA	1,650	1,915,676

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Bond (L)	4.500	02-15-16	AAA	3,055	3,024,331
Bond (L)	4.500	02-15-36	AAA	5,045	4,834,134
Bond (L)	5.125	05-15-16	AAA	3,635	3,770,745
Bond (L)	4.250	11-15-13	AAA	1,255	1,227,596

Government U.S. Agency 30.11%					73,780,829

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	20	21,243
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	3,296	3,313,719
30 Yr Pass Thru Ctf	6.000	02-01-35	AAA	379	381,645
Adj Rate Mtg (P)	5.161	11-01-35	AAA	2,099	2,063,627
CMO REMIC 2978	5.500	01-15-31	AAA	2,590	2,569,702
CMO REMIC 3184-PD	5.500	07-15-34	AAA	1,000	989,021
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	5	4,744
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	22	22,655
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	17	17,582
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	42	42,682
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	4,402	4,469,883
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	4,763	4,850,406
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,695	3,711,680
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	2,231	2,241,634
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1,158	1,163,251
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,994	2,002,987
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	7,816	7,852,145
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	6,298	6,327,083
30 Yr Pass Thru Ctf (M)	6.000	09-01-36	AAA	13,980	14,044,477
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	596	588,353
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	2,038	2,008,369
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,488	2,452,066
30 Yr Pass Thru Ctf	5.321	11-01-35	AAA	3,585	3,534,924
CMO REMIC 2006-99-PD	5.500	01-25-35	AAA	4,913	4,887,126
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	1,445	1,417,026
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,180	1,156,983
Note	6.000	05-30-25	AAA	1,652	1,619,520
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	7	7,461
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,770
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	14,065

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 1.13%					$2,760,000

(Cost $2,759,340)

Government U.S. Agency 1.10%					2,700,000

Federal Home Loan Bank,
Discount Note	Zero	10-02-06	AAA	2,700	2,700,000

John Hancock
Investors Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Joint Repurchase Agreement 0.03%			60,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald, LP - Dated
9-29-06 due 10-2-06 (secured by U.S. Treasury
Bond 8.125% due 8-15-19, U.S. Treasury
Inflation Indexed Bond 2.000% due 1-15-26 and
U.S. Treasury Inflation Indexed Notes 1.875%
due 7-15-13, 2.000% due 1-15-16 and 3.000% due
7-15-12)	5.100	60	60,000

Total investments (cost $244,588,514) 100.00%			$245,057,805

John Hancock
Investors Trust
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of September 30, 2006.

(M) These securities having an aggregate value of $14,044,477, or 5.73% of the Fund's total investments, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.

Accordingly, the market value of $14,402,506 of Federal National Mortgage Assn., 5.321%, 11-01-35, Federal National Mortgage Assn., 6.000%, 06-01-36, and Federal National Mortgage Assn., 6.000%, 08-01-36 have been segregated to cover the forward commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on September 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,831,063 or 10.54% of the Fund's total investments as of September 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $244,588,514. Gross unrealized appreciation and depreciation of investments aggregated $3,230,765 and $2,761,474, respectively, resulting in net unrealized appreciation of $469,291.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q3 9/06
11/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 29, 2006